Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals	¥ 227,234		¥ 267,040
Contract liabilities	173,769		163,237	¥ 120,858
Outsourced labor cost payable	91,023		111,318
Salary and welfare payable	177,477		196,018
Professional fee accruals	18,433		23,408
Marketing expenses accruals	244,706		217,995
Other tax payable	44,627		27,358
Sales return accrual	26,368		20,869
Consideration payables in relation to business combinations	60,782		75,244
Others	105,128		85,692
Accrued expenses and other current liabilities	¥ 1,169,547	$ 160,228	¥ 1,188,179